Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement dated March 27, 2017 to the

Statutory Prospectus Class A, Class C, Class R, Class T, Institutional Class, Class R6, Class P and Administrative Class Shares of Allianz Funds Multi-Strategy Trust

Dated February 1, 2017

Disclosure Relating to AllianzGI Global Fundamental Strategy Fund

(for purposes of this section only, the “Fund”)

Effective April 1, 2017, within the Fund Summary relating to the Fund, the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class T	2.50%	None
Institutional	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(3)	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses(2)	Expense Reductions(3)	Total Annual Fund Operating Expenses After Expense Reductions(3)
Class A	0.75%	0.25%	1.27%	0.01%	2.28%	(1.16)%	1.12%
Class C	0.75	1.00	1.23	0.01	2.99	(1.12)	1.87
Class T	0.75	0.25	1.27	0.01	2.28	(1.16)	1.12
Institutional	0.75	None	1.18	0.01	1.94	(1.07)	0.87
Class P	0.75	None	1.21	0.01	1.97	(1.00)	0.97

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(3)	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of two contractual arrangements entered into by Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”). Pursuant to the first arrangement, effective April 1, 2017, the Manager has contractually agreed to observe, through March 31, 2018, an irrevocable waiver of a portion of its management fee, which reduces the contractual fee rate by 0.14%. Under the second arrangement, the Manager has entered into an Expense Limitation Agreement with the Trust, under which the Manager has contractually agreed to waive its management fee and/or reimburse the Fund through March 31, 2018 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses (after giving effect to the management fee waiver referred to in the preceding sentence) exceed 1.11% for Class A shares, 1.86% for Class C shares, 1.11% for Class T shares, 0.86% for Institutional Class shares and 0.96% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$658	$1,118	$1,603	$2,937	$658	$1,118	$1,603	$2,937
Class C	290	819	1,474	3,229	190	819	1,474	3,229
Class T	361	836	1,336	2,712	361	836	1,336	2,712
Institutional	89	505	948	2,178	89	505	948	2,178
Class P	99	521	970	2,215	99	521	970	2,215

Effective April 1, 2017, within the AllianzGI Global Fundamental Strategy Fund Summary, in the sub-section entitled “Principal Investments Strategies,” the Prospectus is revised as follows to include investments in mortgage-backed securities (MBS) (new language denoted by underline):

The Fund may invest in issuers of any capitalization and may participate in initial public offerings (IPOs). The Fund may invest significantly in inflation-linked bonds, emerging markets equities, and U.S. government bonds. The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and mortgage-backed securities (MBS).

Corresponding changes are hereby made to the section titled “Principal Investments and Strategies of Each Fund” in the sub-section relating to the Fund.

Disclosure Relating to AllianzGI Global Sustainability Fund

(for purposes of this section only, the “Fund”)

Effective April 1, 2017, within the Fund Summary relating to the Fund, the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class T	2.50%	None
Institutional	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(2)	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.80%	0.25%	20.44%	21.49%	(20.40)%	1.09%
Class T	0.80	0.25	20.44	21.49	(20.40)	1.09
Institutional	0.80	None	1.15	1.95	(1.11)	0.84
Class P	0.80	None	2.14	2.94	(2.00)	0.94

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)

Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of two contractual arrangements entered into by Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”). Pursuant to the first arrangement, effective April 1, 2017, the Manager has contractually agreed to observe, through March 31, 2018, an irrevocable waiver of a portion of its management fee, which reduces the contractual fee rate by 0.11%. Under the second arrangement, the Manager has entered into an Expense Limitation Agreement with the Trust, under which the Manager has contractually agreed to waive its management fee and/or reimburse the Fund through March 31, 2018 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses (after giving effect to the management fee waiver referred to in the preceding sentence) exceed 1.09% for Class A shares, 1.09% for Class T shares, 0.84% for Institutional Class shares and 0.94% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$655	$4,208	$6,686	$10,077	$655	$4,208	$6,686	$10,077
Class T	358	4,024	6,581	10,080	358	4,024	6,581	10,080
Institutional	86	504	949	2,185	86	504	949	2,185
Class P	96	720	1,371	3,118	96	720	1,371	3,118

Disclosure Relating to AllianzGI Global Water Fund

(for purposes of this section only, the “Fund”)

Effective April 1, 2017, within the Fund Summary relating to the Fund, the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class T	2.50%	None
Institutional	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(2)	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reduction(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.95%	0.25%	0.29%	1.49%	(0.22)%	1.27%
Class C	0.95	1.00	0.30	2.25	(0.22)	2.03
Class T	0.95	0.25	0.29	1.49	(0.22)	1.27
Institutional	0.95	None	0.26	1.21	(0.22)	0.99
Class P	0.95	None	0.29	1.24	(0.22)	1.02

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective April 1, 2017, Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”) has contractually agreed to observe, through March 31, 2018, an irrevocable waiver of a portion of the management fee, which reduces the contractual fee rate by 0.22%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$672	$975	$1,299	$2,214	$672	$975	$1,299	$2,214
Class C	306	682	1,185	2,568	206	682	1,185	2,568
Class T	376	688	1,023	1,967	376	688	1,023	1,967
Institutional	101	362	644	1,446	101	362	644	1,446
Class P	104	372	660	1,481	104	372	660	1,481

Disclosure Relating to AllianzGI International Growth Fund

(for purposes of this section only, the “Fund”)

Effective April 1, 2017, within the Fund Summary relating to the Fund, the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class T	2.50%	None
Institutional	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(2)(4)	Distribution and/or Service (12b-1) Fees	Other Expenses(4)	Total Annual Fund Operating Expenses	Expense Reductions(3)(4)	Total Annual Fund Operating Expenses After Expense Reductions(3)(4)
Class A	0.70%	0.25%	5.31%	6.26%	(5.21)%	1.05%
Class T	0.70	0.25	5.31	6.26	(5.21)	1.05
Institutional	0.70	None	4.38	5.08	(4.28)	0.80

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
(2)	“Management Fees” have been restated to reflect current advisory fees.
(3)	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual arrangement entered into by Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”) to waive its management fee and/or reimburse the Fund through March 31, 2018, to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses (after giving effect to the fee waiver referred to in the preceding sentence), exceed 1.05% for Class A shares, 1.05% for Class T shares and 0.80% for Institutional Class shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.
(4)	Effective April 1, 2017, the Manager has contractually agreed to observe a permanent reduction in the Management Fee, which reduces the 0.80% contractual fee rate by 0.10% to 0.70%. Additionally, the Manager has contractually agreed to observe, through March 31, 2018, an additional 0.05% waiver of the Fund’s Other Expenses.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$651	$1,866	$3,050	$5,882	$651	$1,866	$3,050	$5,882
Class T	354	1,607	2,829	5,751	354	1,607	2,829	5,751
Institutional	82	1,140	2,196	4,829	82	1,140	2,196	4,829

Disclosure Relating to AllianzGI International Small-Cap Fund

(for purposes of this section only, the “Fund”)

Effective April 1, 2017, within the Fund Summary relating to the Fund, the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class R	None	None
Class T	2.50%	None
Class R6	None	None
Institutional	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(2)	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	1.00%	0.25%	0.43%	1.68%	(0.43)%	1.25%
Class C	1.00	1.00	0.54	2.54	(0.46)	2.08
Class R	1.00	0.50	0.67	2.17	(0.58)	1.59
Class T	1.00	0.25	0.43	1.68	(0.43)	1.25
Class R6	1.00	None	0.56	1.56	(0.56)	1.00
Institutional	1.00	None	0.48	1.48	(0.41)	1.07
Class P	1.00	None	0.44	1.44	(0.34)	1.10

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)

Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of two contractual arrangements entered into by Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”). Pursuant to the first arrangement, effective April 1, 2017, the Manager has contractually agreed to observe, through March 31, 2018, an irrevocable waiver of a portion of its management fee, which reduces the contractual fee rate by 0.11%. Under the second arrangement, the Manager has entered into an Expense Limitation Agreement with the Trust, under which the Manager has contractually agreed to waive its management fee and/or reimburse the Fund through March 31, 2018 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses (after giving effect to the management fee waiver referred to in the preceding sentence) exceed 1.25% for Class A shares, 2.08% for Class C shares, 1.59% for Class R shares, 1.25% for Class T shares, 1.00% for Class R6 shares, 1.07% for Institutional Class shares and 1.10% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$670	$1,011	$1,374	$2,394	$670	$1,011	$1,374	$2,394
Class C	311	747	1,309	2,841	211	747	1,309	2,841
Class R	162	623	1,111	2,458	162	623	1,111	2,458
Class T	374	725	1,100	2,152	374	725	1,100	2,152
Class R6	102	438	797	1,809	102	438	797	1,809
Institutional	109	428	769	1,733	109	428	769	1,733
Class P	112	422	755	1,695	112	422	755	1,695

Disclosure Relating to AllianzGI Multi-Asset Real Return Fund

(for purposes of this section only, the “Fund”)

Effective April 1, 2017, within the Fund Summary relating to the Fund, the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class T	2.50%	None
Institutional	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(3)	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses(2)	Expense Reductions(3)	Total Annual Fund Operating Expenses After Expense Reductions(3)
Class A	0.75%	0.25%	7.02%	0.53%	8.55%	(7.34)%	1.21%
Class C	0.75	1.00	6.61	0.53	8.89	(6.93)	1.96
Class T	0.75	0.25	7.02	0.53	8.55	(7.34)	1.21
Institutional	0.75	None	6.51	0.53	7.79	(6.83)	0.96
Class P	0.75	None	6.56	0.53	7.84	(6.78)	1.06

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(3)

Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of two contractual arrangements entered into by Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”). Pursuant to the first arrangement, effective April 1, 2017, the Manager has contractually agreed to observe, through March 31, 2018, an irrevocable waiver of a portion of its management fee, which reduces the contractual fee rate by 0.17%. Under the second arrangement, the

Manager has entered into an Expense Limitation Agreement with the Trust, under which the Manager has contractually agreed to waive its management fee and/or reimburse the Fund through March 31, 2018 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses (after giving effect to the management fee waiver referred to in the preceding sentence) exceed 0.68% for Class A shares, 1.43% for Class C shares, 0.68% for Class T shares, 0.43% for Institutional Class shares and 0.53% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fu1nd Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$667	$2,285	$3,790	$7,110	$667	$2,285	$3,790	$7,110
Class C	299	1,960	3,588	7,133	199	1,960	3,588	7,133
Class T	370	2,040	3,593	7,018	370	2,040	3,593	7,018
Institutional	98	1,674	3,163	6,538	98	1,674	3,163	6,538
Class P	108	1,692	3,187	6,569	108	1,692	3,187	6,569

Disclosure Relating to AllianzGI NFJ Emerging Markets Value Fund

(for purposes of this section only, the “Fund”)

Effective April 1, 2017, within the Fund Summary relating to the Fund, the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class T	2.50%	None
Institutional	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(2)	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.85%	0.25%	6.69%	7.79%	(6.65)%	1.14%
Class C	0.85	1.00	6.11	7.96	(6.07)	1.89
Class T	0.85	0.25	6.69	7.79	(6.65)	1.14
Institutional	0.85	None	6.08	6.93	(6.04)	0.89
Class P	0.85	None	6.57	7.42	(6.44)	0.98

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)

Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of two contractual arrangements entered into by Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”). Pursuant to the first arrangement, effective April 1, 2017, the Manager has contractually agreed to observe, through March 31, 2018, an irrevocable waiver of a portion of its management fee, which reduces the contractual fee rate by 0.20%. Under the second arrangement, the

Manager has entered into an Expense Limitation Agreement with the Trust, under which the Manager has contractually agreed to waive its management fee and/or reimburse the Fund through March 31, 2018 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses (after giving effect to the management fee waiver referred to in the preceding sentence) exceed 1.14% for Class A shares, 1.89% for Class C shares, 1.14% for Class T shares, 0.89% for Institutional Class shares and 0.98% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$660	$2,147	$3,552	$6,735	$660	$2,147	$3,552	$6,735
Class C	292	1,785	3,286	6,665	192	1,785	3,286	6,665
Class T	363	1,897	3,347	6,631	363	1,897	3,347	6,631
Institutional	91	1,506	2,867	6,047	91	1,506	2,867	6,047
Class P	100	1,606	3,041	6,334	100	1,606	3,041	6,334

Disclosure Relating to AllianzGI Retirement Income Fund

(for purposes of this section only, the “Fund”)

Effective April 1, 2017, within the Fund Distributions section of the Prospectus, the frequency of distributions relating to the Fund will change to monthly, beginning with the April 2017 monthly distribution.

Disclosure Relating to All Series

Effective April 1, 2017, the first paragraph of the subsection entitled “Classes of Shares — Class T Shares” is hereby revised in its entirety as follows:

Class T shares of the Funds are not currently available for purchase. When Class T shares become available for purchase, the Trust initially intends to offer such shares for the following Funds: AllianzGI Best Styles Global Equity Fund, AllianzGI Convertible Fund, AllianzGI Emerging Markets Consumer Fund, AllianzGI Global Allocation Fund, AllianzGI Global Dynamic Allocation Fund, AllianzGI Global Sustainability Fund, AllianzGI Global Water Fund, AllianzGI High Yield Bond Fund, AllianzGI Retirement Income Fund, AllianzGI Short Duration High Income Fund and AllianzGI Structured Return Fund.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 27, 2017 to the

Statement of Additional Information

Dated February 1, 2017

Disclosure Relating to AllianzGI International Growth Fund

(for purposes of this section only, the “Fund”)

Effective April 1, 2017, within the section titled “Management of the Trust — Investment Manager — Management Agreement,” the Statement of Additional Information will be revised to reflect the new 0.70% management fee.

Disclosure Relating to AllianzGI Global Fundamental Strategy Fund, AllianzGI Global Sustainability Fund, AllianzGI Global Water Fund, AllianzGI International Small-Cap Fund, AllianzGI Multi-Asset Real Return Fund and AllianzGI NFJ Emerging Markets Value Fund

Effective April 1, 2017, within the section titled “Management of the Trust — Investment Manager — Management Fee Waiver,” the following is added as a new third paragraph:

For AllianzGI Global Fundamental Strategy Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 0.75% to 0.61% through March 31, 2018. For AllianzGI Global Sustainability Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 0.80% to 0.69% through March 31, 2018. For AllianzGI Global Water Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 0.95% to 0.73% through March 31, 2018. For AllianzGI International Small-Cap Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 1.00% to 0.89% through March 31, 2018. For AllianzGI Multi-Asset Real Return Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 0.75% to 0.58% through March 31, 2018. For AllianzGI NFJ Emerging Markets Value Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 0.85% to 0.65% through March 31, 2018. Amounts waived pursuant to each of the temporary investment management fee waivers described in the preceding sentences of this paragraph are separate from and would not be included with the amounts subject to potential recoupment under the Expense Limitation Agreement.

Disclosure Relating to AllianzGI Short Duration High Income Fund

Within the section titled “Management of the Trust — Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture — Securities Ownership,” within the subsection relating to AllianzGI Short Duration High Income Fund, the Dollar Range of Equity Securities for Steven Gish, CFA, is hereby revised as follows: “500,001-1,000,000”.

Please retain this Supplement for future reference.